Long-term debt (Details)	12 Months Ended
Dec. 31, 2021
Long-term debt (Details) [Line Items]
Term loan agreement description	In 2013, the Company entered into a term loan agreement with a financial institution for $4.1 million with a maturity date of November 26, 2028 (the “Term Loan”).
Interest rate	1.80%
One-year savings account plus [Member]
Long-term debt (Details) [Line Items]
Interest rate	0.43%
Two-year savings account plus [Member]
Long-term debt (Details) [Line Items]
Interest rate	0.61%
Remaining-year savings account plus [Member]
Long-term debt (Details) [Line Items]
Interest rate	1.80%